Derivative and firm commitment assets and liabilities - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Assets - total	€ 156	€ 356
Notional - assets total	13,924	15,868
Liabilities
Liabilities - total	(295)	(524)
Notional - liabilities total	10,986	14,908
Foreign exchange forward contracts
Assets
Assets - trading	58	86
Notional - assets trading	6,889	5,625
Liabilities
Liabilities - trading	(35)	(72)
Notional - liabilities trading	6,012	6,968
Currency options bought
Assets
Assets - trading	0	0
Notional - assets trading	10	18
Liabilities
Liabilities - trading	0	0
Notional - liabilities trading	0	0
Embedded derivatives
Assets
Assets - trading	3	51
Notional - assets trading	620	2,495
Liabilities
Liabilities - trading	0	0
Notional - liabilities trading	0	0
Other derivatives
Assets
Assets - trading	0	2
Notional - assets trading	12	5
Liabilities
Liabilities - trading	0	0
Notional - liabilities trading	0	0
Cash flow hedges | Foreign exchange forward contracts
Assets
Assets - hedging	26	77
Notional - assets hedging	1,206	1,775
Liabilities
Liabilities - hedging	(19)	(30)
Notional - liabilities hedging	1,039	1,034
Cash flow hedges | Currency options bought
Assets
Assets - hedging	3	2
Notional - assets hedging	466	173
Liabilities
Liabilities - hedging	0	0
Notional - liabilities hedging	0	0
Cash flow hedges | Currency options sold
Assets
Assets - hedging	0	0
Notional - assets hedging	0	0
Liabilities
Liabilities - hedging	0	0
Notional - liabilities hedging	23	0
Cash flow hedges | Fuel hedges
Assets
Assets - hedging	0	2
Notional - assets hedging	0	33
Liabilities
Liabilities - hedging	(1)	0
Notional - liabilities hedging	50	0
Cash flow and fair value hedges | Cross-currency swaps
Assets
Assets - hedging	0	0
Notional - assets hedging	0	0
Liabilities
Liabilities - hedging	(144)	(123)
Notional - liabilities hedging	905	938
Fair value hedges | Foreign exchange forward contracts
Assets
Assets - hedging	14	19
Notional - assets hedging	627	393
Liabilities
Liabilities - hedging	(59)	(163)
Notional - liabilities hedging	1,337	1,981
Fair value hedges | Interest rate swaps
Assets
Assets - hedging	24	0
Notional - assets hedging	1,195	0
Liabilities
Liabilities - hedging	(28)	(99)
Notional - liabilities hedging	1,105	2,500
Fair value hedges | Firm commitments
Assets
Assets - hedging	22	117
Notional - assets hedging	1,788	1,842
Liabilities
Liabilities - hedging	(9)	(28)
Notional - liabilities hedging	434	384
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts
Assets
Assets - hedging	6	0
Notional - assets hedging	1,111	3,509
Liabilities
Liabilities - hedging	0	(9)
Notional - liabilities hedging	€ 81	€ 1,103